UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848
                                                    -----------

                           The Gabelli Value Fund Inc.
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                   Date of reporting period: December 31, 2005
                                            --------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI VALUE FUND INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2005


TO OUR SHAREHOLDERS,

         The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

         Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

         Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

         For 2005 Gabelli Value Fund was virtually unchanged declining -0.17% which compares to gains of 1.83% for the Dow Jones Industrial Average and 4.91% for the Standard & Poor 500 Index for the same period, respectively.

         In the past year, double digit returns were tough to achieve without a healthy dosage of dividend paying stocks such as energy and utility stocks. These were the only Standard and Poor's industry groups to show double digit gains, with energy issues (up about 30%) doing twice as well as utilities (up about 15%). The Standard and Poor's telecom and consumer discretionary industry groups were off a bit for the year.

         The Fund benefited from a number of holdings being takeover targets in 2005. Clearly, the Fund's energy and utility holdings contributed to returns with Allegheny Energy Inc., Kerr-McGee Corp. and ConocoPhillips rising by over 30% in the past twelve months. Communication equipment makers were also strong performers: Corning Inc., Motorola Inc., and Texas Instruments Inc. rose more than 30% each. Thomas & Betts Corp., a significant holding in the Fund, appreciated by approximately 35% in 2005.

         While many of our holdings had spectacular returns in 2005 they were not enough to offset the declines of our stocks in the media & entertainment, telecommunications, publishing, and broadcasting sectors, sectors that the Fund is overweight in and that did not get investor attention in 2005.

         Significant Fund holdings of over 1% that declined more than 10% in 2005 included Telephone & Data Systems Inc. (-52.9%), Liberty Media Corp. (-28.9%), Media General Inc. (-20.9%), News Corp. (-17.0%), Aztar Corp. (-12.8%), Viacom Inc. (-12.2%) and Time Warner Inc.(-10.2%).

                                Sincerely yours,

                                /s/ Bruce N. Alpert

                                Bruce N. Alpert
                                President

February 17, 2006

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
  THE GABELLI VALUE FUND, THE CONSUMER PRICE INDEX + 10% AND THE S&P 500 INDEX

         Gabelli Value Fund
         (Class A shares)         S&P 500 Index    Consumer Price Index +10%

9/29/89       $ 9,450                $10,000                   $10,000
12/31/89        9,648                 10,205                    11,460
12/31/90        9,109                  9,888                    13,305
12/31/91       10,505                 12,893                    15,048
12/31/92       11,838                 13,875                    16,989
12/31/93       16,508                 15,270                    19,147
12/31/94       16,508                 15,470                    21,578
12/31/95       20,214                 21,277                    24,276
12/31/96       21,980                 26,160                    27,504
12/31/97       32,581                 34,884                    30,723
12/31/98       40,150                 44,860                    34,286
12/31/99       52,966                 54,295                    38,641
12/31/00       48,808                 49,354                    43,819
12/31/01       51,453                 43,491                    48,902
12/31/02       43,247                 33,884                    54,965
12/31/03       57,029                 43,598                    61,506
12/31/04       64,318                 48,337                    69,686
12/31/05       64,208                 50,710                    79,024

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2005 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                      Quarter    1 Year       3 Year     5 Year      10 Year   15 Year     (9/29/89)
--------------------------------------------------------------------------------------------------------------------
  GABELLI VALUE FUND CLASS A ....... (2.07)%     (0.17)%      14.08%     5.64%       12.25%     13.90%      12.50%
                                     (7.48)(B)   (5.64)(B)    11.96(B)   4.45(B)     11.61(B)   13.47(B)    12.11(B)
  S&P 500 Index ....................  2.08        4.91        14.38      0.54         9.07      11.51       10.51
  Dow Jones Industrial Average .....  2.01        1.83        11.24      2.04         9.83      12.34       11.52
  Nasdaq Composite Index ...........  2.49        1.37        18.20     (2.25)        7.68      12.56        9.94
  Class B .......................... (2.28)      (0.92)       13.25      4.83        11.76      13.57       12.20
                                     (7.16)(c)   (5.88)(c)    12.47(c)   4.50(c)     11.76(c)   13.57(c)    12.20(c)
  Class C .......................... (2.28)      (0.92)       13.24      4.83        11.79      13.59       12.21
                                     (3.25)(c)   (1.91)(c)    13.24(c)   4.83(c)     11.79(c)   13.59(c)    12.21(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS A SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.5% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:


THE GABELLI VALUE FUND

Entertainment .................................  17.8%
Publishing ....................................  11.1%
Cable and Satellite ...........................   9.1%
Telecommunications ............................   7.1%
Hotels and Gaming .............................   6.0%
Diversified Industrial ........................   5.8%
Food and Beverage .............................   5.7%
Metals and Mining .............................   3.7%
Electronics ...................................   3.5%
Financial Services ............................   3.3%
Communications Equipment ......................   3.1%
Equipment and Supplies ........................   2.8%
Broadcasting ..................................   2.5%
Environmental Services ........................   2.5%
Automotive: Parts and Accessories .............   2.4%
Consumer Products .............................   2.4%
Energy and Utilities ..........................   2.1%
Retail ........................................   1.7%
Aviation: Parts and Services ..................   1.7%
Agriculture ...................................   1.6%
Specialty Chemicals ...........................   1.2%
Manufactured Housing ..........................   0.7%
Consumer Services .............................   0.6%
Business Services .............................   0.5%
Machinery .....................................   0.5%
Real Estate ...................................   0.3%
Health Care ...................................   0.3%
Aerospace .....................................   0.3%
Computer Software and Services ................   0.2%
Wireless Communications .......................   0.2%
Transportation ................................   0.0%
Other Assets and Liabilities - (Net) ..........  (0.7)%
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI VALUE FUND INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.



HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                 Beginning        Ending      Annualized    Expenses
               Account Value  Account Value    Expense    Paid During
                 07/01/05        12/31/05       Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A         $1,000.00      $  999.90        1.39%       $ 7.01
Class B         $1,000.00      $  996.60        2.14%       $10.77
Class C         $1,000.00      $  996.60        2.14%       $10.77

HYPOTHETICAL 5% RETURN
Class A         $1,000.00      $1,018.20        1.39%       $ 7.07
Class B         $1,000.00      $1,014.42        2.14%       $10.87
Class C         $1,000.00      $1,014.42        2.14%       $10.87

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================

                                                                     MARKET
     SHARES                                       COST               VALUE
     ------                                       ----               ------

              COMMON STOCKS -- 100.7%
              AEROSPACE -- 0.3%
       1,000  Lockheed Martin Corp. ..........$     25,800      $      63,630
     400,000  Rolls-Royce Group plc+ .........   2,515,352          2,942,036
  13,360,000  Rolls-Royce Group plc, Cl. B ...      13,561             23,561
                                              ------------      -------------
                                                 2,554,713          3,029,227
                                              ------------      -------------
              AGRICULTURE -- 1.6%
     685,000  Archer-Daniels-Midland Co. .....   7,402,648         16,892,100
      30,000  Mosaic Co.+ ....................     373,124            438,900
                                              ------------      -------------
                                                 7,775,772         17,331,000
                                              ------------      -------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
      38,000  China Yuchai International Ltd.      300,576            297,540
     860,000  Dana Corp. .....................  14,038,487          6,174,800
     250,000  Genuine Parts Co. ..............   6,600,695         10,980,000
     300,000  Navistar International Corp.+ ..   8,055,166          8,586,000
      29,460  Proliance International Inc.+ ..     139,101            155,843
                                              ------------      -------------
                                                29,134,025         26,194,183
                                              ------------      -------------
              AVIATION: PARTS AND SERVICES -- 1.7%
      19,000  Curtiss-Wright Corp. ...........     487,166          1,037,400
     328,400  Fairchild Corp., Cl. A+ ........   2,485,541            837,420
     450,000  GenCorp Inc.+ ..................   4,371,907          7,987,500
      89,000  Sequa Corp., Cl. A+ ............   3,752,093          6,145,450
      33,000  Sequa Corp., Cl. B+ ............   1,673,268          2,293,500
                                              ------------      -------------
                                                12,769,975         18,301,270
                                              ------------      -------------
              BROADCASTING -- 2.5%
     186,250  Gray Television Inc. ...........   2,591,066          1,828,975
     540,000  Liberty Corp. ..................  25,137,000         25,277,400
      74,500  Young Broadcasting Inc., Cl. A+      893,671            193,700
                                              ------------      -------------
                                                28,621,737         27,300,075
                                              ------------      -------------
              BUSINESS SERVICES -- 0.5%
     250,000  Cendant Corp. ..................   2,235,089          4,312,500
      15,000  ChoicePoint Inc.+ ..............     540,551            667,650
      30,000  Nashua Corp.+ ..................     258,767            210,600
      15,000  UNOVA Inc.+ ....................     351,409            507,000
                                              ------------      -------------
                                                 3,385,816          5,697,750
                                              ------------      -------------
              CABLE AND SATELLITE -- 9.1%
     130,000  Adelphia Communications Corp.,
                Cl. A+ .......................      91,925              5,200
   2,545,430  Cablevision Systems Corp.,
                Cl. A+ .......................  27,773,617         59,741,242
     348,611  DIRECTV Group Inc.+ ............   6,308,775          4,922,388
     130,000  EchoStar Communications Corp.,
                Cl. A+ .......................   3,973,740          3,532,100
     270,000  Liberty Global Inc., Cl. A+ ....   4,355,175          6,075,000
     270,000  Liberty Global Inc., Cl. C+ ....   4,184,384          5,724,000

                                                                     MARKET
     SHARES                                       COST               VALUE
     ------                                       ----               ------

     476,300  Rogers Communications Inc.,
                Cl. B ........................$  4,738,783      $   20,128,438
                                              ------------      --------------
                                                51,426,399         100,128,368
                                              ------------      --------------
              COMMUNICATIONS EQUIPMENT -- 3.1%
     108,000  Agere Systems Inc.+ ............   1,820,857           1,393,200
     650,000  Corning Inc.+ ..................   5,608,594          12,779,000
     900,000  Lucent Technologies Inc.+ ......   4,012,416           2,394,000
     480,000  Motorola Inc. ..................   5,177,961          10,843,200
     910,000  Nortel Networks Corp.+ .........   4,417,326           2,784,600
      80,000  Scientific-Atlanta Inc. ........   2,059,362           3,445,600
                                              ------------      --------------
                                                23,096,516          33,639,600
                                              ------------      --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.2%
      60,000  Yahoo! Inc.+ ...................   2,113,362           2,350,800
                                              ------------      --------------
              CONSUMER PRODUCTS -- 2.4%
      85,000  Energizer Holdings Inc.+ .......   1,992,017           4,232,150
      93,000  Gallaher Group plc, ADR ........   2,374,002           5,594,880
         500  Givaudan SA ....................     135,440             338,838
     135,000  Hartmarx Corp.+ ................     647,646           1,054,350
      20,000  National Presto Industries Inc.      609,961             887,000
     190,000  Pactiv Corp.+ ..................   1,841,986           4,180,000
     800,000  Swedish Match AB ...............   8,319,382           9,415,319
      10,000  Wolverine World Wide Inc. ......      97,342             224,600
                                              ------------      --------------
                                                16,017,776          25,927,137
                                              ------------      --------------
              CONSUMER SERVICES -- 0.6%
     100,000  IAC/InterActiveCorp+ ...........   1,754,940           2,831,000
     218,100  Rollins Inc. ...................   1,601,272           4,298,751
                                              ------------      --------------
                                                 3,356,212           7,129,751
                                              ------------      --------------
              DIVERSIFIED INDUSTRIAL -- 5.8%
      50,000  Ampco-Pittsburgh Corp. .........     250,018             725,500
     330,000  Cooper Industries Ltd., Cl. A     17,872,379          24,090,000
     290,000  Crane Co. ......................   7,676,957          10,228,300
      30,000  Griffon Corp.+ .................     668,566             714,300
      50,000  Harbor Global Co. Ltd.+ ........     133,471             450,000
     440,000  Honeywell International Inc. ...  13,970,669          16,390,000
      80,000  ITT Industries Inc. ............   5,661,875           8,225,600
     233,400  Katy Industries Inc.+ ..........   1,923,525             723,540
      75,000  Lamson & Sessions Co.+ .........     560,465           1,876,500
                                              ------------      --------------
                                                48,717,925          63,423,740
                                              ------------      --------------
              ELECTRONICS -- 3.5%
     230,000  Texas Instruments Inc. .........   5,889,627           7,376,100
      65,000  Thermo Electron Corp.+ .........   1,249,065           1,958,450
     640,000  Thomas & Betts Corp.+ ..........  12,736,898          26,854,400
      90,000  Tyco International Ltd. ........   2,546,117           2,597,400
                                              ------------      --------------
                                                22,421,707          38,786,350
                                              ------------      --------------

                See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                                     MARKET
     SHARES                                       COST               VALUE
     ------                                       ----               ------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 2.1%
       8,000  Allegheny Energy Inc.+ .........$     98,789      $      253,200
      29,604  Chevron Corp. ..................  1,823,608            1,680,619
     195,000  ConocoPhillips .................  5,417,216           11,345,100
      40,000  Kerr-McGee Corp. ...............  1,969,210            3,634,400
     200,000  Mirant Corp.+ ..................     61,000              264,000
     210,000  Northeast Utilities ............  3,967,387            4,134,900
      75,000  Southwest Gas Corp. ............  1,491,943            1,980,000
                                              ------------      --------------
                                               14,829,153           23,292,219
                                              ------------      --------------
              ENTERTAINMENT -- 17.8%
       8,571  Chestnut Hill Ventures+ (a) ....     233,260             184,046
     414,000  Discovery Holding Co., Cl. A+ ..   4,558,514           6,272,100
      60,000  Dover Motorsports Inc. .........     309,314             366,600
   1,440,000  Gemstar-TV Guide
                International Inc.+ ..........   7,528,130           3,758,400
     132,000  Grupo Televisa SA, ADR .........   4,549,647          10,626,000
   4,100,000  Liberty Media Corp., Cl. A+ ....  27,997,367          32,267,000
     400,000  The Walt Disney Co. ............   9,427,101           9,588,000
   1,290,000  Time Warner Inc. ...............  18,657,271          22,497,600
   2,585,000  Viacom Inc., Cl. A .............  58,594,232          84,684,600
     776,000  Vivendi Universal SA, ADR ......  13,458,335          24,389,680
                                              ------------      --------------
                                               145,313,171         194,634,026
                                              ------------      --------------
              ENVIRONMENTAL SERVICES -- 2.5%
     260,000  Republic Services Inc. .........   4,733,105           9,763,000
     575,000  Waste Management Inc. ..........  13,314,341          17,451,250
                                              ------------      --------------
                                                18,047,446          27,214,250
                                              ------------      --------------
              EQUIPMENT AND SUPPLIES -- 2.8%
     210,000  CIRCOR International Inc. ......   2,325,092           5,388,600
     310,000  Flowserve Corp.+ ...............   4,940,899          12,263,600
     125,000  Gerber Scientific Inc.+ ........     873,551           1,196,250
     161,000  GrafTech International Ltd.+ ...   1,981,050           1,001,420
     360,000  Watts Water Technologies
                Inc., Cl. A ..................   4,629,146          10,904,400
                                              ------------      --------------
                                                14,749,738          30,754,270
                                              ------------      --------------
              FINANCIAL SERVICES -- 3.3%
     535,000  American Express Co. ...........  17,411,572          27,531,100
     105,000  Ameriprise Financial Inc. ......   2,465,618           4,305,000
      28,000  Deutsche Bank AG ...............   1,639,082           2,712,360
     115,000  Phoenix Companies Inc. .........   1,283,908           1,568,600
                                              ------------      --------------
                                                22,800,180          36,117,060
                                              ------------      --------------
              FOOD AND BEVERAGE -- 5.7%
      20,000  Corn Products International Inc.     246,550             477,800
      80,000  Del Monte Foods Co.+ ...........     606,728             834,400
     217,000  Diageo plc, ADR ................   8,314,676          12,651,100
     474,500  Flowers Foods Inc. .............   3,095,299          13,077,220

                                                                     MARKET
     SHARES                                       COST               VALUE
     ------                                       ----               ------

      94,000  Fomento Economico Mexicano
               SA de CV, ADR .................$  3,442,848      $    6,815,940
      50,000  General Mills Inc. .............   2,490,310           2,466,000
     240,000  Heinz (H.J.) Co. ...............   8,470,388           8,092,800
       3,000  Hershey Co. ....................     145,382             165,750
     115,000  Kerry Group plc, Cl. A .........   1,306,152           2,535,369
     616,000  PepsiAmericas Inc. .............   8,384,341          14,328,160
      15,000  Wrigley (Wm.) Jr. Co. ..........     920,295             997,350
                                              ------------      --------------
                                                37,422,969          62,441,889
                                              ------------      --------------
              HEALTH CARE -- 0.3%
      80,000  Sybron Dental Specialties
                Inc.+ ........................   1,479,621           3,184,800
                                              ------------      --------------
              HOTELS AND GAMING -- 6.0%
     475,000  Aztar Corp.+ ...................   4,056,053          14,435,250
      66,494  Dover Downs Gaming &
                Entertainment Inc. ...........     708,218             940,890
     221,000  Gaylord Entertainment Co.+ .....   6,298,073           9,633,390
   4,000,000  Hilton Group plc ...............  14,922,862          25,015,910
     410,000  Hilton Hotels Corp. ............   3,035,645           9,885,100
      33,000  Kerzner International Ltd.+ ....   1,802,733           2,268,750
      20,000  Las Vegas Sands Corp.+ .........     711,122             789,400
      65,000  MGM Mirage+ ....................   1,478,602           2,383,550
                                              ------------      --------------
                                                33,013,308          65,352,240
                                              ------------      --------------
              MACHINERY -- 0.5%
     154,000  CNH Global NV ..................   2,956,501           2,855,160
      40,000  Deere & Co. ....................   1,630,374           2,724,400
                                              ------------      --------------
                                                 4,586,875           5,579,560
                                              ------------      --------------
              MANUFACTURED HOUSING -- 0.7%
     570,000  Champion Enterprises Inc.+ .....   5,746,131           7,763,400
                                              ------------      --------------
              METALS AND MINING -- 3.7%
     320,000  Barrick Gold Corp. .............   2,998,415           8,918,400
     123,133  Kinross Gold Corp.+ ............   1,119,195           1,135,286
     470,000  Newmont Mining Corp. ...........   9,046,385          25,098,000
     215,000  Placer Dome Inc. ...............   2,020,400           4,929,950
                                              ------------      --------------
                                                15,184,395          40,081,636
                                              ------------      --------------
              PUBLISHING -- 11.1%
     190,000  Belo Corp., Cl. A ..............   3,284,122           4,067,900
   1,265,000  Media General Inc., Cl. A ......  24,869,900          64,135,500
      89,000  Meredith Corp. .................   1,780,257           4,658,260
   1,140,000  News Corp., Cl. A ..............  16,897,247          17,727,000
     465,000  PRIMEDIA Inc.+ .................   1,409,365             748,650
     354,000  Reader's Digest Association
                Inc. .........................   5,807,509           5,387,880
     311,000  Scripps (E.W.) Co., Cl. A ......  10,560,834          14,934,220
     338,000  Tribune Co. ....................  14,055,994          10,227,880
                                              ------------      --------------
                                                78,665,228         121,887,290
                                              ------------      --------------

                See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                                     MARKET
     SHARES                                       COST               VALUE
     ------                                       ----               ------

              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 0.3%
     135,000  Griffin Land & Nurseries
                Inc.+ ........................$  1,588,939      $    3,524,175
                                              ------------      --------------
              RETAIL -- 1.7%
     120,000  Albertson's Inc. ...............   2,859,642           2,562,000
     320,000  AutoNation Inc.+ ...............   2,603,815           6,953,600
      18,000  Burlington Coat Factory
                Warehouse Corp. ..............     269,755             723,780
     120,000  Ingles Markets Inc., Cl. A .....   1,435,410           1,878,000
     280,000  Safeway Inc. ...................   5,993,100           6,624,800
                                               -----------        -----------
                                                13,161,722          18,742,180
                                               -----------        -----------
              SPECIALTY CHEMICALS -- 1.2%
     220,800  Ferro Corp. ....................   4,629,134           4,142,208
     683,100  Hercules Inc.+ .................  10,286,944           7,719,030
      50,000  Sensient Technologies Corp. ....   1,024,399             895,000
                                              ------------      --------------
                                                15,940,477          12,756,238
                                              ------------      --------------
              TELECOMMUNICATIONS -- 7.1%
     920,000  Cincinnati Bell Inc.+ ..........   4,858,994           3,229,200
      25,000  Commonwealth Telephone
                Enterprises Inc. .............     989,702             844,250
   1,680,000  Qwest Communications
                International Inc.+ ..........   4,404,046           9,492,000
   1,510,000  Sprint Nextel Corp. ............  22,668,733          35,273,600
     432,000  Telephone & Data Systems Inc. ..   9,428,220          15,564,960
     388,000  Telephone & Data Systems Inc.,
                Special ......................   7,780,949          13,428,680
                                              ------------      --------------
                                                50,130,644          77,832,690
                                              ------------      --------------

                                                                     MARKET
     SHARES                                       COST               VALUE
     ------                                       ----               ------

              TRANSPORTATION -- 0.0%
     100,000  Grupo TMM SA, Cl. A, ADR+ ......$    791,180      $      385,000
                                              ------------      --------------
              WIRELESS COMMUNICATIONS -- 0.2%
      40,000  United States Cellular Corp.+ ..   1,880,524           1,976,000
                                              ------------      --------------
              TOTAL COMMON STOCKS ............ 726,723,636       1,102,758,174
                                              ------------      --------------
              TOTAL INVESTMENTS -- 100.7% ....$726,723,636       1,102,758,174
                                              ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.7)% ....     (7,813,964)
                                                                --------------
              NET ASSETS -- 100.0% ............................ $1,094,944,210
                                                                ==============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2005, the market value of fair valued securities amounted to $184,046 or 0.02% of total net assets.
 +   Non-income producing security.
 ADR American Depository Receipt


                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================
ASSETS:
  Investments, at value (cost $726,723,636) ......$1,102,758,174
  Receivable for investments sold ................     6,992,907
  Dividends and interest receivable ..............       921,175
  Receivable for Fund shares sold ................       452,187
  Other assets ...................................        37,215
                                                  --------------
  TOTAL ASSETS ................................... 1,111,161,658
                                                  --------------
LIABILITIES:
  Payable to custodian ...........................    11,404,144
  Payable for Fund shares redeemed ...............     3,093,685
  Payable for investment advisory fees ...........       949,487
  Payable for shareholder service fees ...........       301,677
  Payable for distribution fees ..................       258,141
  Payable for shareholder
    communications expenses ......................       136,945
  Other accrued expenses .........................        73,369
                                                  --------------
  TOTAL LIABILITIES ..............................    16,217,448
                                                  --------------
  NET ASSETS applicable to 60,542,798
    shares outstanding ...........................$1,094,944,210
                                                  ==============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ..$       60,543
  Additional paid-in capital .....................   724,391,170
  Accumulated distributions in excess of net
    investment income ............................          (889)
  Accumulated distributions in excess of net
    realized gain on investments and foreign
    currency transactions ........................    (5,541,052)
  Net unrealized appreciation on investments .....   376,034,538
  Net unrealized depreciation on foreign
    currency translations ........................          (100)
                                                  --------------
  NET ASSETS .....................................$1,094,944,210
                                                  ==============
SHARES OF CAPITAL STOCK:
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,063,136,861 / 58,702,233 shares outstanding;
    100,000,000 shares authorized) ...............        $18.11
                                                          ======
  Maximum offering price per share
    (NAV / 0.945, based on maximum sales
    charge of 5.50% of the offering price) .......        $19.16
                                                          ======
  CLASS B:
  Net Asset Value and offering price per share
    ($17,803,758 / 1,030,509 shares outstanding;
    100,000,000 shares authorized) ...............        $17.28(a)
                                                          ======
  CLASS C:
  Net Asset Value and offering price per share
    ($14,003,591 / 810,056 shares outstanding;
    50,000,000 shares authorized) ................        $17.29(a)
                                                          ======
--------------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $203,108) ......$17,559,233
  Interest ..........................................    129,266
                                                     -----------
  TOTAL INVESTMENT INCOME ........................... 17,688,499
                                                     -----------
EXPENSES:
  Investment advisory fees .......................... 11,955,962
  Distribution fees - Class A .......................  2,902,740
  Distribution fees - Class B .......................    190,644
  Distribution fees - Class C .......................    154,359
  Shareholder services fees .........................    949,267
  Shareholder communications expenses ...............    269,215
  Custodian fees ....................................    159,943
  Directors' fees ...................................     69,146
  Legal and audit fees ..............................     66,729
  Registration fees .................................     37,545
  Miscellaneous expenses ............................    188,332
                                                     -----------
  TOTAL EXPENSES .................................... 16,943,882
                                                     -----------
  NET INVESTMENT INCOME .............................    744,617
                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .................. 77,836,480
  Net realized loss on foreign currency transactions     (70,311)
  Net change in unrealized appreciation /
   depreciation on investments and
   foreign currency translations ....................(82,512,239)
                                                     -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY ................. (4,746,070)
                                                     -----------
  NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................$(4,001,453)
                                                     ===========


                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                    YEAR ENDED          YEAR ENDED
                                                                                 DECEMBER 31, 2005   DECEMBER 31, 2004
                                                                                 -----------------   -----------------
OPERATIONS:
  Net investment income (loss)                                                      $      744,617    $   (1,651,707)
  Net realized gain on investments, foreign currency, and short sale transactions ..    77,766,169        51,980,502
  Net change in unrealized appreciation/depreciation on investments,
    short sales, and foreign currency translations .................................   (82,512,239)       99,431,427
                                                                                    --------------    --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................    (4,001,453)      149,760,222
                                                                                    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A ........................................................................      (666,736)               --
                                                                                    --------------    --------------
                                                                                          (666,736)               --
                                                                                    --------------    --------------
  Net realized gains on investments
    Class A ........................................................................   (73,800,544)      (48,418,476)
    Class B ........................................................................    (1,289,884)         (811,174)
    Class C ........................................................................    (1,025,214)         (652,108)
                                                                                    --------------    --------------
                                                                                       (76,115,642)      (49,881,758)
                                                                                    --------------    --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................................   (76,782,378)      (49,881,758)
                                                                                    --------------    --------------
CAPITAL SHARE TRANSACTIONS
    Class A ........................................................................  (120,095,977)      (91,936,401)
    Class B ........................................................................    (1,087,763)        1,041,509
    Class C ........................................................................    (1,199,523)          368,973
                                                                                    --------------    --------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......................  (122,383,263)      (90,525,919)
                                                                                    --------------    --------------
  REDEMPTION FEES ..................................................................        52,322             5,857
                                                                                    --------------    --------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................  (203,114,772)        9,358,402
NET ASSETS:
  Beginning of period .............................................................. 1,298,058,982     1,288,700,580
                                                                                    --------------    --------------
  End of period (including undistributed net investment income of $0 and $0,
    respectively) ..................................................................$1,094,944,210    $1,298,058,982
                                                                                    ==============    ==============

NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2005, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2005, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2005.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

In calculating net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the fiscal year when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to increase accumulated distributions in excess of net investment income by $78,770 and decrease accumulated distributions in excess of net realized gain on investments by $78,770.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                                                YEAR ENDED                 YEAR ENDED
                                                             DECEMBER 31, 2005          DECEMBER 31, 2004
                                                             -----------------          -----------------
                  DISTRIBUTIONS PAID FROM:
                  Ordinary income (inclusive of short-term
                    capital gains) ........................... $ 1,290,094                 $ 1,627,581
                  Net long-term capital gains ................  75,492,284                  48,254,177
                                                               -----------                 -----------
                  Total distributions paid ................... $76,782,378                 $49,881,758
                                                               ===========                 ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Undistributed ordinary income ...........................  $        820
     Undistributed long-term capital gains ...................     1,032,106
     Net unrealized appreciation on investments and
       foreign currency ......................................   369,459,571
                                                                ------------
     Total accumulated gain ..................................  $370,492,497
                                                                ============

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at December 31, 2005:

                                                                     GROSS            GROSS         NET UNREALIZED
                                                                  UNREALIZED       UNREALIZED        APPRECIATION/
                                                 COST            APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                                 ----            ------------     ------------      --------------
                  Investments ............. $733,298,504         $409,869,716    $(40,410,046)       $369,459,670

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $31,541,065 and $229,338,029, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, the Fund paid brokerage commissions of $342,350 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $143,075 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2005, the Fund reimbursed the Adviser $45,000 in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. CAPITAL STOCK TRANSACTIONS. The Fund currently offers three classes of shares -- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (From November 1, 2004 through June 14, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2005 and December 31, 2004 amounted to $52,322 and $5,857, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems. Transactions in shares of capital stock were as follows:

                                                               YEAR ENDED                       YEAR ENDED
                                                            DECEMBER 31, 2005                DECEMBER 31, 2004
                                                       -------------------------       ----------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                       ----------   ------------       -----------    -------------
                                                                 CLASS A                          CLASS A
                                                       -------------------------       ----------------------------
Shares sold .........................................   3,107,146  $  59,989,477         6,030,365    $ 110,732,311
Shares issued upon reinvestment of dividends ........   3,721,831     67,513,966         2,261,031       43,954,437
Shares redeemed ..................................... (12,826,666)  (247,599,420)      (13,467,997)    (246,623,149)
                                                       ----------  -------------       -----------    -------------
    Net decrease ....................................  (5,997,689) $(120,095,977)       (5,176,601)   $ (91,936,401)
                                                       ==========  =============       ===========    =============
                                                                CLASS B                           CLASS B
                                                       -------------------------       ----------------------------
Shares sold .........................................      20,985  $     381,787           271,816    $   4,877,768
Shares issued upon reinvestment of dividends ........      60,316      1,043,462            35,424          663,482
Shares redeemed .....................................    (134,928)    (2,513,012)         (256,767)      (4,499,741)
                                                       ----------  -------------       -----------    -------------
    Net increase/(decrease) .........................     (53,627) $  (1,087,763)           50,473    $   1,041,509
                                                       ==========  =============       ===========    =============
                                                                CLASS C                           CLASS C
                                                       -------------------------       ----------------------------
Shares sold .........................................     119,549  $   2,220,629           350,382    $   6,259,650
Shares issued upon reinvestment of dividends ........      41,465        717,762            25,225          472,969
Shares redeemed .....................................    (223,193)    (4,137,914)         (359,665)      (6,363,646)
                                                       ----------  -------------       -----------    -------------
    Net increase/(decrease) .........................     (62,179) $  (1,199,523)           15,942    $     368,973
                                                       ==========  =============       ===========    =============

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                     INCOME
                          FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
             --------------------------------------------------------  ---------------------------------------
                                                 Net
             Net Asset                      Realized and     Total                    Net
   Period      Value,         Net            Unrealized      from         Net       Realized
   Ended     Beginning    Investment       Gain/(Loss) on  Investment  Investment    Gain on         Total
December 31  of Period   Income/(Loss)(a)   Investments    Operations    Income    Investments   Distributions
-----------  ---------   ----------------   ------------   ----------  ----------  -----------   -------------
CLASS A
   2005       $19.49        $ 0.02            $(0.05)       $(0.03)      $(0.01)    $(1.34)        $(1.35)
   2004        17.97         (0.02)             2.31          2.29           --      (0.77)         (0.77)
   2003        13.81         (0.05)             4.45          4.40           --      (0.24)         (0.24)
   2002        16.43         (0.04)            (2.58)        (2.62)          --         --             --
   2001        16.13         (0.05)             0.93          0.88           --      (0.58)         (0.58)
CLASS B
   2005       $18.79        $(0.12)           $(0.05)       $(0.17)          --     $(1.34)        $(1.34)
   2004        17.47         (0.15)             2.24          2.09           --      (0.77)         (0.77)
   2003        13.53         (0.17)             4.35          4.18           --      (0.24)         (0.24)
   2002        16.23         (0.14)            (2.56)        (2.70)          --         --             --
   2001        16.07         (0.18)             0.92          0.74           --      (0.58)         (0.58)
CLASS C
   2005       $18.80        $(0.12)           $(0.05)       $(0.17)          --     $(1.34)        $(1.34)
   2004        17.49         (0.15)             2.23          2.08           --      (0.77)         (0.77)
   2003        13.54         (0.17)             4.36          4.19           --      (0.24)         (0.24)
   2002        16.24         (0.14)            (2.56)        (2.70)          --         --             --
   2001        16.07         (0.18)             0.93          0.75           --      (0.58)         (0.58)

                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      ---------------------------------------------------------

                          Net Asset            Net Assets      Net
   Period                   Value,               End of    Investment                Portfolio
   Ended     Redemption     End of     Total     Period      Income/    Operating     Turnover
December 31    Fees(a)      Period    Return+  (in 000's)    (Loss)    Expenses (b)    Rate
-----------  ----------   ---------   -------  ----------  ----------  ------------  ----------
CLASS A
   2005       $0.00(d)     $18.11      (0.2)%  $1,063,137     0.08%       1.40%          3%
   2004        0.00(d)      19.49      12.8     1,261,293    (0.11)       1.39          12
   2003          --         17.97      31.9     1,255,668    (0.35)       1.44(c)        8
   2002          --         13.81     (16.0)    1,024,452    (0.28)       1.40          16
   2001          --         16.43       5.4     1,267,975    (0.30)       1.40          29
CLASS B
   2005       $0.00(d)     $17.28      (0.9)%  $   17,804    (0.67)%      2.15%          3%
   2004        0.00(d)      18.79      12.0        20,366    (0.86)       2.14          12
   2003          --         17.47      30.9        18,059    (1.10)       2.19(c)        8
   2002          --         13.53     (16.6)       10,493    (1.01)       2.16          16
   2001          --         16.23       4.6         5,505    (1.10)       2.19          29
CLASS C
   2005       $0.00(d)     $17.29      (0.9)%  $   14,003    (0.67)%      2.15%          3%
   2004        0.00(d)      18.80      11.9        16,400    (0.85)       2.14          12
   2003          --         17.49      30.9        14,973    (1.10)       2.19(c)        8
   2002          --         13.54     (16.6)        8,078    (1.01)       2.16          16
   2001          --         16.24       4.6         4,170    (1.08)       2.19          29

-------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.39% (Class A), 2.18% (Class B), and 2.18% (Class C) for 2001. For the fiscal years ended December 31, 2002 and 2003, the effect of the custodian fee credits were minimal. For the fiscal years ended December 31, 2004 and 2005, there were no custodian fee credits.
(c) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.
(d) Amount represents less than $0.005 per share.


                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Directors and Shareholders of The Gabelli Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value Fund Inc. (hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 24, 2006

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Value Fund Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value Fund Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF         NUMBER OF
NAME, POSITION(S)      OFFICE AND      FUNDS IN FUND
    ADDRESS 1           LENGTH OF    COMPLEX OVERSEEN  PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY DIRECTOR    DURING PAST FIVE YEARS                         HELD BY DIRECTOR 4
----------------      -------------  ----------------  ----------------------                        -------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1989          24      Chairman of the Board and Chief Executive         Director of Morgan
Director and                                       Officer of GAMCO Investors, Inc. and Chief        Group Holdings, Inc.
Chief Investment Officer                           Investment Officer - Value Portfolios of Gabelli  (holding company)
Age: 63                                            Funds, LLC and GAMCO Asset Management Inc.;
                                                   Chairman and Chief Executive Officer of Lynch
                                                   Interactive Corporation (multimedia and services)
NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1989          34      Partner in the law firm of                                 --
Director                                           Anthony J. Colavita, P.C.
Age: 70

ROBERT J. MORRISSEY    Since 1989           7      Partner in the law firm of Morrissey,                      --
Director                                           Hawkins & Lynch
Age: 66

ANTHONY R. PUSTORINO   Since 1989          14      Certified Public Accountant; Professor            Director of Lynch
Director                                           Emeritus, Pace University                         Corporation
Age: 80                                                                                              (diversified
                                                                                                     manufacturing)

WERNER J. ROEDER, MD   Since 2001          23      Medical Director of Lawrence Hospital and                  --
Director                                           practicing private physician
Age: 65




--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the fiscal year ended December 31, 2005, the Fund paid to shareholders, on December 28, 2005, ordinary income dividends (inclusive of short-term capital gains) totaling $0.0236, $0.0115, and $0.0115 and a long-term capital gain distribution, designated as a capital gain dividend totaling $1.3264, $1.3264, and $1.3264 per share for Class A, Class B, and Class C, respectively. For the fiscal year ended December 31, 2005, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distributions was qualified dividend income.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

                              TERM OF
NAME, POSITION(S)            OFFICE AND
    ADDRESS 1                 LENGTH OF                             PRINCIPAL OCCUPATION(S)
    AND AGE                 TIME SERVED 2                            DURING PAST FIVE YEARS
----------------            -------------                           -----------------------
OFFICERS:
--------
BRUCE N. ALPERT              Since 2003                    Executive Vice President and Chief Operating Officer of
President and Treasurer                                    Gabelli Funds, LLC since 1988 and an officer of all
Age: 54                                                    of the registered investment companies in the Gabelli
                                                           Funds complex. Director and President of Gabelli
                                                           Advisers,Inc. since 1998.

JAMES E. MCKEE               Since 1995                    Vice President, General Counsel and Secretary of
Secretary                                                  GAMCO Investors, Inc. since 1999 and GAMCO Asset
Age: 42                                                    Management Inc. since 1993; Secretary of all of
                                                           the registered investment companies in the
                                                           Gabelli Funds complex.

PETER D. GOLDSTEIN          Since 2004                     Director of Regulatory Affairs for GAMCO Investors,
Chief Compliance Officer                                   Inc. Compliance Officer since 2004; Chief
Age: 52                                                    Compliance Officer of all of the registered investment
                                                           companies in the Gabelli Funds complex; Vice
                                                           President of Goldman Sachs Asset Management
                                                           from 2000 through 2004.


------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 16, 2005, Mr. Karl Otto Pohl resigned from the Board of Directors and now serves as Director Emeritus.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934(i.e. public companies) or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------
GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

WHO ARE WE?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT  INFORMATION  DO WE  DISCLOSE  AND TO WHOM  DO WE  DISCLOSE  IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

WHAT DO WE DO TO  PROTECT  YOUR  PERSONAL  INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               Anthony R. Pustorino
CHAIRMAN AND CHIEF                                  CERTIFIED PUBLIC ACCOUNTANT
EXECUTIVE OFFICER                                   PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                               PACE UNIVERSITY

Anthony J. Colavita                                 Werner J. Roeder, MD
ATTORNEY-AT-LAW                                     MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                           LAWRENCE HOSPITAL


Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH


                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT AND TREASURER                             SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                    CUSTODIAN
                        Mellon Trust of New England, N.A.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB409Q405SR

                                                               [GRAPHIC OMITTED]
                                                                    TRIANGLE ART

                                                                  THE
                                                                  GABELLI
                                                                  VALUE
                                                                  FUND
                                                                  INC.



                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,858 in 2005 and $50,874 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,880 in 2005 and $2,550 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2005 and $0 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 10, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert,
                           Principal Executive Officer & Principal
                           Financial Officer


Date     March 10, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.